Goodwill and Intangible Assets, Net - Schedule of intangible assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 23,045	$ 17,222
Less: Accumulated amortization	(10,993)	(6,549)
Add: Currency translation adjustment	35	22
Total intangible assets, net	12,087	10,695
Developed technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	500	500
Internally developed software
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 22,545	$ 16,722